Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Option	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of times the average price of common shares of the preceding month on the date of grant	1.05
Stock options, exercise period, years	4 years
Number of types of stock options granted with varying exercise prices and exercise periods to the directors and employees under a stock option plan approved by the Board of Directors	89
Stock options granted	2,763,000	2,521,000	4,033,046
Stock based compensation expense	¥ 1,283	¥ 861	¥ 583
Tax related benefit	324	235	153
Deferred tax assets	19	214
Weighted average fair value per share for stock options granted	¥ 460	¥ 347	¥ 448
Total fair value of shares vested	861	583	1,244
Cash proceeds from options exercised	494	472	0
Total intrinsic values of options exercised	151	131	0
Options outstanding, aggregate intrinsic value	4
Options exercisable, aggregate intrinsic value	¥ 4
Verigy
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	2,387,046
Exercise price of options granted, lower limit	¥ 807
Exercise price of options granted, upper limit	¥ 3,577
Verigy | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of stock options	Jul. 29, 2011
Verigy | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of stock options	Jan. 31, 2018